Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Disciplined Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Disciplined Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Disciplined Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Growth Fund - Class A | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Growth Fund - Class A | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Class A | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Columbia Disciplined Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Disciplined Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Disciplined Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Disciplined Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Disciplined Growth Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Disciplined Growth Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Disciplined Growth Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Disciplined Growth Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Growth Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Disciplined Growth Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Growth Fund - Class C | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Growth Fund - Class C | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Class C | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Columbia Disciplined Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Disciplined Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Disciplined Growth Fund - Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Disciplined Growth Fund - Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Disciplined Growth Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Disciplined Growth Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Disciplined Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Disciplined Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Disciplined Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Growth Fund - Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Growth Fund - Institutional Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Institutional Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Columbia Disciplined Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Disciplined Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Disciplined Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Disciplined Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Disciplined Growth Fund - Institutional Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Disciplined Growth Fund - Institutional Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Disciplined Growth Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Columbia Disciplined Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Disciplined Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Disciplined Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Disciplined Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%